INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) — 40.5%
BUSINESS EQUIPMENT & SERVICES — 1.1%
9,854,759	VM Consolidated Inc., Term Loan B1, 1st Lien, 02/28/25	8,967,831

COMMERCIAL SERVICES — 0.4%
3,533,627	Fort Dearborn Holding Company, Inc., Initial Term Loan, VAR LIBOR USD 3 Month+4.000%, 10/19/23	3,046,755

		3,046,755

COMMUNICATION SERVICES — 0.7%
6,238,016	TerreStar Corporation, Term Loan D, 11.000% PIK, 02/27/28 (b)(c)	6,194,350

CONSUMER DISCRETIONARY — 2.4%
8,545,751	Truck Hero, Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 04/22/24	6,588,774
4,076,667	Truck Hero, Inc., Initial Term Loan, 2nd Lien, VAR LIBOR USD 3 Month+8.250%, 04/21/25	3,159,417
11,845,582	USS Ultimate Holdings, Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 08/09/24	10,305,656

		20,053,847

CONSUMER PRODUCTS — 0.3%
3,325,564	Dayco Products, LLC, Term Loan B, VAR LIBOR USD 3 Month+4.250%, 05/08/23	2,494,173

ENERGY — 1.3%
15,904,030	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, VAR LIBOR USD 3 Month+7.250%, 04/11/23	1,622,211
15,851,817	Traverse Midstream Partners LLC, Term Loan, VAR LIBOR USD 3 Month+4.000%, 09/27/24	9,091,017

		10,713,228

FINANCIALS — 0.9%
940,000	Edelman Financial Center (The), Initial Term Loan, VAR LIBOR USD 3 Month+3.250%, 07/21/25	809,575

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
FINANCIALS (continued)
9,447,348	Edelman Financial Group (The), Term Loan, 2nd Lien, VAR LIBOR USD 3 Month+6.750%, 06/26/26	7,283,905

		8,093,480

GAMING/LEISURE — 1.3%
22,791,602	Ginn-LA CS Borrower LLC, Tranche A Term Loan Credit-Linked Deposit, 1st Lien, (b)(c)(d)	—
48,851,124	Ginn-LA CS Borrower LLC, Tranche B Term Loan, 1st Lien, (b)(c)(d)	—
13,442,392	LLV Holdco, LLC, Revolving Exit Loan, 09/03/20 (b)(c)(e)	10,753,914

		10,753,914

HEALTHCARE — 7.8%
2,694,724	American Renal Holdings Inc., Term Loan B, VAR LIBOR USD 3 Month+3.250%, 06/21/24	2,337,673
13,680,556	BW NHHC Holdco Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+5.000%, 05/15/25	8,112,569
2,000,000	Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien, 01/29/27	1,630,010
58,712,985	CCS Medical, Inc., Term Loan, 05/31/20 (b)(c)(e)	52,371,983
1,777,778	Sound Inpatient Physicians Holdings LLC, 2nd Lien, VAR LIBOR USD 3 Month+6.750%, 06/19/26	1,573,333

		66,025,568

INDUSTRIALS — 2.1%
4,510,098	Hayward Industries, Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 08/05/24	3,608,078
9,614,694	Omnimax International, Inc., Unsecured Term Loan, 14.000% PIK, 02/06/21 (b)(c)(e)	3,595,896
4,000,000	PSC Industrial Holdings Corp., Initial Term Loan, 2nd Lien, VAR LIBOR USD 3 Month+8.500%, 10/11/25	3,840,000
6,925,795	PSC Industrial Holdings Corp., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 10/11/24	6,591,037

		17,635,011

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INFORMATION TECHNOLOGY — 10.1%
8,834,475	Avaya Inc., Tranche B Term Loan, VAR LIBOR USD 3 Month+4.250%, 12/15/24	7,619,735
57,000,000	EDS Legacy Partners, VAR LIBOR USD 3 Month+2.750%, 12/14/23 (b)(c)(e)	54,207,000
9,900,000	Intermedia Holdings, Inc., New Term Loan, 1st Lien, VAR LIBOR USD 3 Month+6.000%, 07/21/25	9,058,500
2,800,000	Kronos Incorporated, Initial Term Loan, 2nd Lien, VAR LIBOR USD 3 Month+8.250%, 10/18/24	2,632,000
14,794,577	Procera Networks, Inc., Initial Term Loan, VAR LIBOR USD 3 Month+4.500%, 10/30/25	12,649,363

		86,166,598

OIL & GAS — 0.6%
8,271,544	Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien, 05/08/26	5,045,642

REAL ESTATE — 2.1%
9,138,462	Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien, 12/08/25	7,950,462
11,910,000	Specialty Building Products Holdings, LLC, Initial Term Loan, VAR LIBOR USD 3 Month+5.750%, 09/25/25	10,222,770

		18,173,232

RETAIL — 4.0%
13,553,012	Academy, Ltd., Initial Term Loan, VAR LIBOR USD 3 Month+4.000%, 07/01/22	7,484,312
15,730,000	Dealer Tire LLC, Term B-1 Loan, 1st Lien, 12/12/25	13,082,090
1,178,368	General Nutrition Centers, Inc., FILO Term Loan, VAR LIBOR USD 3 Month+7.000%, 12/31/22	1,030,341
9,641,617	General Nutrition Centers, Inc., Tranche B-2 Term Loan, 1st Lien, VAR LIBOR USD 3 Month+8.750%, 03/04/21	6,170,635
10,100,899	Jo-Ann Stores, LLC, Initial Loan, 1st Lien, VAR LIBOR USD 3 Month+5.000%, 10/20/23	3,953,795

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
9,554,955	Jo-Ann Stores, LLC, Initial Loan, 2nd Lien, VAR LIBOR USD 3 Month+9.250%, 05/21/24	2,372,830

		34,094,003

SERVICE — 2.1%
3,650,498	Advantage Sales & Marketing Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 07/23/21	2,956,903
13,710,000	Advantage Sales & Marketing Inc., Term Loan, 2nd Lien, VAR LIBOR USD 3 Month+6.500%, 07/25/22	9,991,162
25,681	CSC SW Holdco, Inc. (fka CSC Serviceworks, Inc.), Term Loan B-1, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 11/14/22	23,113
5,960,081	EnergySolutions, LLC (aka Envirocare of Utah, LLC), Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 05/09/25	5,244,872

		18,216,050

TRANSPORTATION — 1.3%
11,669,365	Gruden Acquisition, Inc., Incremental Term Loan, 1st Lien, VAR LIBOR USD 3 Month+5.500%, 08/18/22	11,085,897

UTILITIES — 2.0%
6,397,995	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, VAR LIBOR USD 3 Month+3.750%, 10/02/23	5,611,553
2,319,304	Granite Acquisition, Inc., Term Loan B, 2nd Lien, VAR LIBOR USD 3 Month+7.250%, 12/19/22	2,110,566
11,780,034	Lightstone Holdco LLC, Refinancing Term Loan B, VAR LIBOR USD 3 Month+3.750%, 01/30/24	9,129,526
664,412	Lightstone Holdco LLC, Refinancing Term Loan C, VAR LIBOR USD 3 Month+3.750%, 01/30/24	514,920
59,127,210	Texas Competitive Electric Holdings Co., LLC, Extended Escrow Loan (f)	38,433

		17,404,998

	Total U.S. Senior Loans (Cost $526,165,871)	344,164,577

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Shares		Value ($)
Preferred Stock — 34.4%
ENERGY — 0.8%
1,790,983	Crestwood Equity Partners 9.25%(g)(h)	6,805,735

FINANCIALS — 5.9%
1,156,665	Creative Science Properties, Inc. (h)(j)	17,349,975
3,980	Eastland Ltd. 1.00%, 05/01/2022	1,021,533
225,315	Federal Home Loan Mortgage 5.90% (g)(h)	1,047,715
162,000	Federal Home Loan Mortgage (g)(h)(j)	1,335,980
525,000	Federal Home Loan Mortgage 5.30% (h)	4,987,500
69,500	Federal National Mortgage Association 7.63% (h)	362,790
252,000	Federal National Mortgage Association (g)(h)(j)	2,123,500
59,449	Federal National Mortgage Association 5.38% (g)(h)	2,017,626
25,000	Federal National Mortgage Association 8.25% (h)	138,000
3,840	Federal National Mortgage Association 4.75% (g)(h)	36,096
30,000	Federal National Mortgage Association 5.13% (h)	291,900
62,600	Grayson CLO, Ltd., 11/01/2021 (j)	19,719,000

		50,431,615

REAL ESTATE — 27.7%
645,161	Braemar Hotels & Resorts, Inc., REIT 5.50% (g)(h)(i)	3,580,644
17,215	Jernigan Capital, Inc., REIT 7.00% (b)(c)(h)(i)	16,825,712
180,008	Texmark Timber Trust, REIT 10.25% (b)(c)(h)(i)	213,329,495
83,300	Wheeler Real Estate Investment Trust, REIT 9.00% (g)(h)	558,110
74,600	Wheeler Real Estate Investment Trust, REIT 8.75%, 10.75%, 09/21/23 (g)(h)(k)	652,750

		234,946,711

	Total Preferred Stock (Cost $293,190,163)	292,184,061

Common Stocks — 18.7%
COMMUNICATION SERVICES — 5.1%
49,600	Loral Space & Communications, Inc. (g)(i)	806,000
502,161	Metro-Goldwyn-Mayer, Inc. (i)(l)	34,398,028
27,134	TerreStar Corporation (b)(c)(i)(l)	8,396,345

		43,600,373

CONSUMER DISCRETIONARY — 0.6%
1,450	Toys ‘R’ Us (i)	253,780
1,450	Tru Kids, Inc. (i)	4,821,815

		5,075,595

ENERGY — 0.0%
167,419	Fieldwood Energy LLC (i)	251,128

Shares		Value ($)
Common Stocks (continued)
1,118,286	Value Creation, Inc. (b)(c)(i)	1

		251,129

GAMING/LEISURE — 0.0%
34,512	LLV Holdco LLC - Series A, Membership Interest (b)(c)(e)(i)	—
436	LLV Holdco LLC - Series B, Membership Interest (b)(c)(e)(i)	—

		—

HEALTHCARE — 0.1%
207,031	CCS Medical Inc. (b)(c)(e)(i)	14,699
54,050	Portola Pharmaceuticals, Inc. (g)(i)	385,377

		400,076

HOUSING — 0.0%
1,648,350	Westgate Investments LLC (b)(c)(i)	—

INDUSTRIALS — 0.0%
250,627	Remington Outdoor Co., Inc. (i)	219,299

MATERIALS — 0.2%
299,032	MPM Holdings, Inc. (i)	1,495,160
14,621	Omnimax International, Inc. (b)(c)(e)(i)	439

		1,495,599

REAL ESTATE — 12.7%
1,413,273	Allenby (b)(c)(e)(i)	1
15,790	Alpine Income Property Trust , REIT(g)	194,375
9,547,748	Claymore (b)(c)(e)(i)	9
331,800	Independence Realty Trust, Inc., REIT (g)	2,966,292
31,232	Jernigan Capital, Inc., REIT	342,303
146,200	NexPoint Residential Trust, REIT(e)(g)	3,685,702
5,180,396	NFRO REIT SUB, LLC (b)(c)(e)(i)	100,649,919

		107,838,601

	Total Common Stocks (Cost $453,987,918)	158,880,672

Principal Amount ($)
Collateralized Loan Obligations — 14.5%
7,500,000	Acis CLO, Ltd., Series 2015-6A, Class E VAR ICE LIBOR USD 3 Month+5.490%, 7.25%, 5/1/2027 (m)(n)	4,312,500
1,000,000	Acis CLO, Ltd., Series 2015-6A, Class D VAR ICE LIBOR USD 3 Month+3.770%, 5.53%, 5/1/2027 (m)(n)	780,000
4,000,000	Acis CLO, Ltd., Series 2014-3A, Class E VAR ICE LIBOR USD 3 Month+4.750%, 6.51%, 2/1/2026 (m)	2,435,400
	Acis CLO, Ltd., Series 2014-4A, Class E
14,750,000	VAR ICE LIBOR USD 3 Month+4.800%, 6.56%, 5/1/2026 (m)(n)	9,587,500

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
750,000	Acis CLO, Ltd., Series 2014-4A, Class D VAR ICE LIBOR USD 3 Month+3.100%, 4.86%, 5/1/2026 (m)(n)	562,498
10,500,000	Acis CLO, Ltd., Series 2017-7A, Class E VAR ICE LIBOR USD 3 Month+6.000%, 7.76%, 5/1/2027 (m)(n)	5,880,000
1,750,000	AMMC CLO XIV, Series 2017-14A, Class B2L2 VAR ICE LIBOR USD 3 Month+6.530%, 8.32%, 7/25/2029 (m)(n)	875,000
1,500,000	Atlas Senior Loan Fund, Series 2017- 8A, Class F VAR ICE LIBOR USD 3 Month+7.150%, 8.99%, 1/16/2030 (m)(n)	592,125
2,400,000	Atlas Senior Loan Fund XII, Series 2018-12A, Class E VAR ICE LIBOR USD 3 Month+5.950%, 7.75%, 10/24/2031 (m)(n)	1,200,000
2,300,000	Atrium IX, Series 2017-9A, Class ER VAR ICE LIBOR USD 3 Month+6.450%, 8.06%, 5/28/2030 (m)(n)	1,534,100
3,000,000	Babson CLO, Series 2017-2A, Class ER VAR ICE LIBOR USD 3 Month+6.450%, 8.27%, 10/20/2030 (m)(n)	1,770,000
2,000,000	Benefit Street Partners CLO XI, Series 2017-11A, Class E VAR ICE LIBOR USD 3 Month+7.200%, 9.03%, 4/15/2029 (m)(n)	930,000
3,500,000	BlueMountain CLO, Ltd., Series 2018- 3A, Class ER VAR ICE LIBOR USD 3 Month+8.080%, 9.90%, 4/20/2031 (m)(n)(o)	1,745,800
3,500,000	California Street CLO IX, Series 2019- 9A, Class FR2 VAR ICE LIBOR USD 3 Month+8.520%, 10.36%, 7/16/2032 (m)(n)	1,400,000
3,875,000	Carlyle Global Market Strategies CLO, Series 2018-1A, Class ER VAR ICE LIBOR USD 3 Month+5.400%, 7.24%, 4/17/2031 (m)(n)	1,860,000

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
5,382,500	Carlyle Global Market Strategies CLO, Series 2019-1A, Class ER VAR ICE LIBOR USD 3 Month+6.940%, 8.76%, 7/20/2031 (m)(n)	3,844,574
2,250,000	Catamaran CLO, Ltd., Series 2015-1A, Class E VAR ICE LIBOR USD 3 Month+5.150%, 6.95%, 4/22/2027 (m)(n)	1,451,250
3,000,000	Catamaran CLO, Ltd., Series 2014-2A, Class D VAR ICE LIBOR USD 3 Month+4.850%, 6.67%, 10/18/2026 (m)(n)	2,077,500
1,250,000	Cathedral Lake CLO, Series 2013-1A, Class DR 9.08%, 10/15/2029 (n)	738,625
4,000,000	Cathedral Lake CLO, Series 2019-4A, Class E2R VAR ICE LIBOR USD 3 Month+7.830%, 9.65%, 10/20/2028 (m)(n)	2,000,000
1,500,000	CENT CLO, Ltd., Series 2018-28A, Class D VAR ICE LIBOR USD 3 Month+6.170%, 7.91%, 11/7/2030 (m)(n)	780,000
1,225,000	CIFC Funding, Ltd., Series 2017-3A, Class D VAR ICE LIBOR USD 3 Month+6.000%, 7.82%, 7/20/2030 (m)(n)	723,975
2,000,000	CIFC Funding, Ltd., Series 2018-2RA, Class B2 VAR ICE LIBOR USD 3 Month+5.690%, 7.49%, 4/24/2030 (m)(n)	1,277,848
1,000,000	CIFC Funding, Ltd., Series 2018-1A, Class ER2 VAR ICE LIBOR USD 3 Month+5.850%, 7.67%, 1/18/2031 (m)(n)	570,000
5,000,000	CIFC Funding, Ltd., Series 2018-3A, Class FR2 VAR ICE LIBOR USD 3 Month+8.250%, 10.05%, 10/22/2031 (m)(n)(o)	2,250,000
4,000,000	Covenant Credit Partners CLO III, Series 2017-1A, Class F VAR ICE LIBOR USD 3 Month+7.950%, 9.78%, 10/15/2029 (m)(n)	1,100,000

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
4,250,000	Dryden 41 Senior Loan Fund, Series 2018-41A, Class FR VAR ICE LIBOR USD 3 Month+7.200%, 9.03%, 4/15/2031 (m)(n)	1,508,750
2,000,000	Dryden 41 Senior Loan Fund, Series 2018-41A, Class ER VAR ICE LIBOR USD 3 Month+5.300%, 7.13%, 4/15/2031 (m)(n)	1,140,000
2,000,000	Dryden 45 Senior Loan Fund, Series 2018-45A, Class FR VAR ICE LIBOR USD 3 Month+8.120%, 9.95%, 10/15/2030 (m)(n)	1,040,000
3,500,000	Dryden 64 CLO, Series 2018-64A, Class F VAR ICE LIBOR USD 3 Month+7.150%, 8.97%, 4/18/2031 (m)(n)(o)	1,706,250
8,000,000	Eaton Vance CLO, Series 2019-1A, Class F VAR ICE LIBOR USD 3 Month+8.250%, 10.08%, 4/15/2031 (m)(n)(o)	3,492,160
2,000,000	Eaton Vance CLO, Series 2019-1A, Class DRR VAR ICE LIBOR USD 3 Month+7.100%, 8.93%, 1/15/2028 (m)(n)	1,100,000
2,000,000	Flatiron CLO, Series 2015-1A, Class F VAR ICE LIBOR USD 3 Month+5.500%, 7.33%, 4/15/2027 (m)(n)(o)	1,341,754
2,100,000	Galaxy XIX CLO, Series 2017-19A, Class D1R VAR ICE LIBOR USD 3 Month+6.530%, 8.33%, 7/24/2030 (m)(n)	1,218,000
1,000,000	Galaxy XXIV CLO, Series 2017-24A, Class E VAR ICE LIBOR USD 3 Month+5.500%, 7.33%, 1/15/2031 (m)(n)	480,000
5,450,000	Galaxy XXVI CLO, Series 2018-26A, Class F VAR ICE LIBOR USD 3 Month+8.000%, 9.68%, 11/22/2031 (m)(n)	2,043,750
3,000,000	GoldenTree Loan Management US CLO 3, Series 2018-3A, Class F VAR ICE LIBOR USD 3 Month+6.500%, 8.32%, 4/20/2030 (m)(n)	1,200,000

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
3,500,000	GoldenTree Loan Management US CLO 4, Series 2019-4A, Class F VAR ICE LIBOR USD 3 Month+6.400%, 8.20%, 4/24/2031 (m)(n)	1,487,500
3,500,000	GoldenTree Loan Opportunities IX, Ltd., Series 2018-9A, Class FR2 VAR ICE LIBOR USD 3 Month+7.640%, 9.41%, 10/29/2029 (m)(n)	1,868,125
5,500,000	Jamestown CLO IX, Series 2019-9A, Class DR VAR ICE LIBOR USD 3 Month+6.940%, 8.76%, 10/20/2028 (m)	3,555,303
4,000,000	Jay Park CLO, Ltd., Series 2018-1A, Class ER VAR ICE LIBOR USD 3 Month+7.350%, 9.17%, 10/20/2027 (m)(n)	2,240,000
3,000,000	KKR CLO 18, Series 2017-18, Class E VAR ICE LIBOR USD 3 Month+6.450%, 8.28%, 7/18/2030 (m)(n)	1,800,000
3,000,000	LCM XIII, Ltd., Series 2016-13A, Class ER VAR ICE LIBOR USD 3 Month+7.300%, 9.12%, 7/19/2027 (m)(n)	2,244,711
3,000,000	LCM XXIII, Series 2020-23A, Class CR VAR ICE LIBOR USD 3 Month+3.300%, 4.93%, 10/20/2029 (m)(n)	2,070,000
2,000,000	Madison Park Funding XVII, Series 2017-17A, Class FR VAR ICE LIBOR USD 3 Month+7.480%, 9.30%, 7/21/2030 (m)(n)	820,000
1,400,000	Madison Park Funding XX, Series 2018-20A, Class ER VAR ICE LIBOR USD 3 Month+5.300%, 7.09%, 7/27/2030 (m)(n)	742,000
5,000,000	Madison Park Funding XXIV, Series 2019-24A, Class ER VAR ICE LIBOR USD 3 Month+7.200%, 9.02%, 10/20/2029 (m)(n)	3,050,000
1,000,000	Madison Park Funding XXX, Series 2018-30A, Class F VAR ICE LIBOR USD 3 Month+6.850%, 8.68%, 4/15/2029 (m)(n)	367,500

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
490,000	Magnetite VII, Ltd., Series 2018-7A, Class ER2 VAR ICE LIBOR USD 3 Month+6.500%, 8.33%, 1/15/2028 (m)(n)	245,000
4,500,000	Man GLG US CLO, Series 2018-1A, Class DR VAR ICE LIBOR USD 3 Month+5.900%, 7.72%, 4/22/2030 (m)(n)	2,101,800
500,000	Mountain View Clo XIV, Series 2019- 1A, Class F VAR ICE LIBOR USD 3 Month+8.700%, 10.53%, 4/15/2029 (m)(n)	273,600
5,800,000	MP CLO VII, Series 2018-1A, Class FRR VAR ICE LIBOR USD 3 Month+7.910%, 9.73%, 10/18/2028 (m)(n)	2,009,313
3,000,000	Neuberger Berman CLO XX, Ltd., Series 2017-20A, Class FR VAR ICE LIBOR USD 3 Month+7.450%, 9.28%, 1/15/2028 (m)(n)	1,423,649
4,000,000	Northwoods Capital XII-B, Ltd., Series 2018-12BA, Class F VAR ICE LIBOR USD 3 Month+8.170%, 8.91%, 6/15/2031 (m)(n)	1,200,000
1,000,000	OCP CLO, Series 2015-9A, Class E VAR ICE LIBOR USD 3 Month+6.400%, 8.23%, 7/15/2027 (m)(n)	610,000
2,900,000	OHA Credit Partners XII, Series 2018- 12A, Class FR VAR ICE LIBOR USD 3 Month+7.680%, 9.49%, 7/23/2030 (m)(n)	1,424,770
1,000,000	OZLM Funding III, Series 2016-3A, Class DR VAR ICE LIBOR USD 3 Month+7.770%, 9.57%, 1/22/2029 (m)(n)	650,000
3,110,000	OZLM XXII, Ltd., Series 2018-22A, Class E VAR ICE LIBOR USD 3 Month+7.390%, 9.23%, 1/17/2031 (m)(n)	1,399,500
1,750,000	Palmer Square CLO, Ltd., Series 2019- 1A, Class DR2 VAR ICE LIBOR USD 3 Month+6.250%, 7.95%, 5/21/2029 (m)(n)	1,090,250

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
3,150,000	Saranac CLO III, Ltd., Series 2018-3A, Class ER VAR ICE LIBOR USD 3 Month+7.500%, 8.70%, 6/22/2030 (m)(n)	1,947,666
5,000,000	Saranac CLO VI, Ltd., Series 2018-6A, Class E VAR ICE LIBOR USD 3 Month+6.400%, 7.17%, 8/13/2031 (m)(n)	2,874,500
2,250,000	Shackleton CLO, Series 2018-5RA, Class E VAR ICE LIBOR USD 3 Month+6.150%, 7.89%, 5/7/2031 (m)(n)	1,465,313
3,000,000	Shackleton CLO IX, Ltd., Series 2016- 9A, Class E VAR ICE LIBOR USD 3 Month+6.760%, 8.58%, 10/20/2028 (m)(n)(o)	1,648,200
1,500,000	Symphony CLO XXI, Series 2019-21A, Class E VAR ICE LIBOR USD 3 Month+6.750%, 9.11%, 7/15/2032 (m)(n)	1,065,450
2,000,000	TCI-Flatiron CLO, Series 2019-1A, Class ER VAR ICE LIBOR USD 3 Month+6.900%, 8.74%, 7/17/2028 (m)(n)	1,340,000
1,000,000	TCW CLO, Series 2019-1A, Class F VAR ICE LIBOR USD 3 Month+8.670%, 10.36%, 2/15/2029 (m)(n)	520,000
2,200,000	TICP CLO I-2, Series 2018-IA, Class E VAR ICE LIBOR USD 3 Month+8.000%, 9.79%, 4/26/2028 (m)(n)	915,750
4,150,000	TICP CLO III-2, Ltd., Series 2018-3R, Class F VAR ICE LIBOR USD 3 Month+7.980%, 9.80%, 4/20/2028 (m)(n)	1,958,385
2,000,000	Trinitas CLO III, Ltd., Series 2015-3A, Class E VAR ICE LIBOR USD 3 Month+5.250%, 7.08%, 7/15/2027 (m)(n)	1,060,000
7,000,000	Trinitas CLO X, Series 2019-10A, Class F VAR ICE LIBOR USD 3 Month+7.785%, 9.62%, 4/15/2032 (m)(n)	2,800,000

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
3,200,000	Voya CLO, Ltd., Series 2018-4A, Class ER VAR ICE LIBOR USD 3 Month+9.050%, 10.89%, 7/14/2031 (m)(n)	1,810,608
3,000,000	Zais CLO 3, Ltd., Series 2018-3A, Class DR VAR ICE LIBOR USD 3 Month+6.910%, 8.74%, 7/15/2031 (m)(n)	1,455,000
3,300,000	Zais CLO 8, Ltd., Series 2018-1A, Class E VAR ICE LIBOR USD 3 Month+5.250%, 7.08%, 4/15/2029 (m)(n)	1,551,000

	Total Collateralized Loan Obligations (Cost $217,391,556)	123,634,252

Shares
Registered Investment Companies — 1.1%
48,649	Highland Global Allocation Fund (e)	211,623
1,156,943	NexPoint Strategic Opportunities Fund (e)(g)	9,556,349

	Total Registered Investment Companies (Cost $21,275,073)	9,767,972

Principal Amount ($)
Agency Collateralized Mortgage Obligations — 7.9%
114,251,407	FREMF Mortgage Trust, Series 2019-K99, Class D 0.00%, 11/25/2029 (n)(p)	42,844,278
54,160,055	FREMF Mortgage Trust, Series 2019-K97, Class D 0.00%, 1/25/2030 (n)(o)(p)	18,414,419
588,384,869	FREMF Mortgage Trust, Series 2019-K97, Class X2A 0.10%, 7/25/2029 (n)(q)	4,718,847
133,593,827	FREMF Mortgage Trust, Series 2019-K97, Class X2B 0.10%, 1/25/2030 (n)(q)	1,047,375

	Total Agency Collateralized Mortgage Obligations (Cost $80,485,936)	67,024,919

Principal Amount ($)		Value ($)
LLC Interest — 7.3%
624,311	NREF OP II, L.P. (b)(c)(e)	6,024,599
489,109	NREF OP IV, L.P. (b)(c)(e)	4,719,901
11,854,986	SFR WLIF I, LLC (b)(c)(e)	5,637,994
52,666,032	SFR WLIF II, LLC (b)(c)(e)	25,198,063
25,478,982	SFR WLIF III, LLC (b)(c)(e)	20,468,795

	Total LLC Interest (Cost $112,268,393)	62,049,352

Shares
Exchange-Traded Funds — 1.6%
53,400	Direxion Daily 20 Year Plus Treasury Bull 3x Shares (g)	2,248,674
370,000	ProShares Short VIX Short-Term Futures ETF (g)	11,473,700

	Total Exchange-Traded Funds (Cost $11,366,748)	13,722,374

Principal Amount ($)
Corporate Bonds & Notes — 0.2%
ENERGY — 0.1%
15,600,000	Ocean Rig UDW, Inc. 7.25%, 04/01/19 (b)(c)(d)(n)	1,076,400
5,000,000	Rex Energy Corp. 8.00%, 10/03/19	62,500

		1,138,900

INDUSTRIALS — 0.0%
7,500,000	American Airlines	115,057

REAL ESTATE — 0.1%
2,000,000	CBL & Associates 5.95%, 12/15/26 (g)	383,935

UTILITIES — 0.0%
12,683,161	Bruce Mansfield Pass-Through Trust 6.85%, 06/01/34 (d)(g)	—
8,000,000	Texas Competitive Electric Holdings Co., LLC (d)(f)	20,000

		20,000

	Total Corporate Bonds & Notes (Cost $14,998,117)	1,657,892

Contracts
Purchased Call Options (i) — 0.2%
	Total Purchased Call Options (Cost $11,534,960)	1,588,300

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Units		Value ($)
Rights — 0.2%
Utilities — 0.2%
1,117,866	Texas Competitive Electric Holdings Co., LLC (i)	1,276,603

	Total Rights (Cost $3,878,018)	1,276,603

Principal Amount ($)
Claims (b)(c)(d)(i)(r) — 0.0%
Communication Services — 0.0%
3,791,858	Lehman Brothers Commercial Paper LCPI Claim Facility	52,138

	Total Claims (Cost $1,814,883)	52,138

Units
Warrants — 0.0%
ENERGY — 0.0%
5,801	Arch Coal, Inc., Expires 10/08/2023(i)	24,451

INDUSTRIALS — 0.0%
453	Omnimax International, Inc., Expires 12/31/2049(b)(c)(e)(i)	14
178,140	Remington Outdoor Co., Inc. (b)(c)(i)	—

		14

	Total Warrants (Cost $264,794)	24,465

Shares
Cash Equivalent — 14.9%
MONEY MARKET FUND (s) — 14.9%
126,270,619	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.220%	126,270,619

	Total Cash Equivalents (Cost $126,270,619)	126,270,619

Total Investments – 141.5% (Cost $1,874,893,049)		1,202,298,196

Shares		Value ($)
Securities Sold Short— (0.8)%
Common Stock — (0.8)%
INFORMATION TECHNOLOGY — (0.8)%
(70,750)	Texas Instruments, Inc.	(7,070,048)

	Total Common Stocks (Proceeds $8,472,623)	(7,070,048)

	Total Securities Sold Short - (0.9)% (Proceeds $8,472,623)	(7,070,048)

Other Assets & Liabilities, Net - (40.7)%		(345,478,810)

Net Assets - 100.0%		849,749,338

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2020, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 0.99% and 1.45%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(b)

Securities with a total aggregate value of $529,517,667, or 62.3% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $529,517,666, or 62.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2020. Please see Notes to Investment Portfolio.

(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Affiliated issuer. Assets with a total aggregate market value of $297,096,900, or 35.0% of net assets, were affiliated with the Fund as of March 31, 2020.
(f)	Represents value held in escrow pending future events. No interest is being accrued.
(g)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $51,650,781.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

(h)	Perpetual security with no stated maturity date.
(i)	Non-income producing security.
(j)	There is currently no rate available.
(k)	Step Bonds - Represents the current rate, the step rate, and the step date.
(l)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn- Mayer, Inc.	Common Stocks	12/20/2010	$21,845,688	$34,398,028	4.1%
TerreStar Corporation	Common Stocks	3/16/2018	$3,093,276	$8,396,345	1.0%

(m)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2020. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 0.99% and 3 months equal to 1.45%.

(n)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $185,744,867 or 21.9% of net assets.

(o)	As of March 31, 2020, investments with a total aggregate value of $30,598,583 were fully or partially segregated with broker(s)/custodian as collateral for reverse repurchase agreements.
(p)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(q)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(r)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(s)	Rate shown is 7 day effective yield.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2020	Highland Income Fund

Purchased options contracts outstanding as of March 31, 2020 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
iShares MSCI Brazil ETF	$46.00	Jefferies	June 2020	40,000	$188,800,000	$8,931,552	$400,000
Financial Select Sector SPDR Fund	22.00	Jefferies	April 2020	17,000	$52,156,000	745,158	17,000
USD Call/CNH Put	7.70	BNP	October 2020	200,000,000	$1,418,000,000	1,300,000	1,089,800
USD Call/HKD Put	7.80	BNP	June 2020	125,000,000	$968,750,000	558,250	81,500

						$11,534,960	$1,588,300

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Value
Short Futures:
Russell 2000 Index E-MINI	June 2020	(1,750)	$(101,002,253)	$587,253	$(100,415,000)
S&P 500 Index E-MINI	June 2020	(1,172)	(150,299,255)	(285,165)	(150,584,420)

				$302,088	$(250,999,420)

The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the period ended March 31, 2020 was $42,285,346 at a weighted average interest rate of 3.31%.

Reverse Repurchase Agreements outstanding as of March 31, 2020 were as follows:

Counterparty	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BNP	BlueMountain CLO, Ltd., Series 2015-3A, Class ER, VAR ICE LIBOR USD 3 Month+8.080%, 10.05%, 04/20/31	3.41	3/6/2020	4/6/2020	$1,751,628	$3,452,050	$1,746,500
BNP	CIFC Funding, Ltd., Series 2014-3A, Class FR2, VAR ICE LIBOR USD 3 Month+8.250%, 10.20%, 10/22/31	3.41	3/6/2020	4/6/2020	2,501,825	4,712,500	2,494,500
BNP	Dryden 64 CLO, Series 2018-64A, Class F, VAR ICE LIBOR USD 3 Month+7.150%, 9.15%, 04/18/31	3.41	3/6/2020	4/6/2020	1,731,971	3,220,000	1,726,900
BNP	Eaton Vance CLO, Series 2019-1A, Class F, VAR ICE LIBOR USD 3 Month+8.250%, 10.25%, 04/15/31	3.41	3/6/2020	4/6/2020	4,226,775	7,694,400	4,214,400
BNP	Flatiron CLO, Series 2019-1A, Class F, VAR ICE LIBOR USD 3 Month+8.250%, 10.25%, 04/15/31	3.20	3/6/2020	4/13/2020	961,236	1,892,500	958,000
Mizuho	FREMF Mortgage Trust, Series 2019-K97, Class D, 0.00%, 1/25/30	3.21	10/25/2019	5/1/2020	18,372,491	24,090,392	18,068,000
BNP	Shackleton CLO IX, Ltd., Series 2016-9A, Class E, VAR ICE LIBOR USD 3 Month+6.760%, 8.73%, 10/20/28	3.16	3/6/2020	4/6/2020	2,183,927	2,903,700	2,178,000

Total Reverse Repurchase Agreements							$31,386,300